PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Summary of the allowance for credit losses (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ (1,250)
Balance at end of the year	¥ (385)